John L. Reizian
Vice President and Associate General Counsel
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut  06103-1106
Telephone: (860) 466-1539
Facsimile:  (860) 466-2550
John.Reizian@LFG.com

March 3, 2016                                                                                                VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-0506

Lincoln Life Flexible Premium Variable Life Account D: File No. 033-00417; 811-04592
Lincoln Life Flexible Premium Variable Life Account F: File No. 033-14692, 333-40745; 811-05164
Lincoln Life Flexible Premium Variable Life Account G: File No. 033-22740; 811-05585
Lincoln Life Flexible Premium Variable Life Account J: File No. 033-76434; 811-08410
Lincoln Life Flexible Premium Variable Life Account K: File No. 033-76432; 811-08412
Lincoln Life Flexible Premium Variable Life Account M: File No. 333-82663, 333-84360, 333-42479, 333-54338,
333-84370, 333-63940, 333-111137, 333-111128, 333-118478, 333-118477, 333-145090, 333-139960,
333-146507, 333-181796; 333-191329; 333-192303; 333-200100; 811-08557
Lincoln Life Flexible Premium Variable Life Account R: File No. 333-43107, 333-33782, 333-90432, 333-115882,
333-125792, 333-125991, 333-145235, 333-145239, 333-188891; 811-08579
Lincoln Life Flexible Premium Variable Life Account S: File No. 333-72875, 333-104719, 333-125790; 811-09241
Lincoln Life Flexible Premium Variable Life Account Y: File No. 333-81884, 333-81882, 333-90438, 333-118482,
333-118481, 333-115883, 333-156123; 811-21028

Lincoln Life & Annuity Flexible Premium Variable Life Account M: File No. 333-141782, 333-141788, 333-141789,
333-141785, 333-141790, 333-141779, 333-141767, 333-141771, 333-141775, 333-148917, 333-155333,
333-170383; 333-203099; 811-08559
LLANY Separate Account R for Flexible Premium Variable Life: File No. 333-141780, 333-141784, 333-141786,
333-141768, 333-141772, 333-141776; 333-149053; 811-08651
LLANY Separate Account S for Flexible Premium Variable Life: File No. 333-141777, 333-141773, 333-141769;
811-09257
Lincoln Life & Annuity Flexible Premium Variable Life Account Y: File No. 333-141781, 333-141783, 333-141787,
333-141770, 333-141774, 333-141778, 333-159954; 811-21029

Lincoln Life Flexible Premium Variable Life Account JF-A: File No. 333-144268, 333-144269, 333-144271, 333-144272, 333-144273, 333-144274, 333-144275; 811-04160
Lincoln Life Flexible Premium Variable Life Account JF-C: File No. 333-144270, 333-144264; 811-08230
Lincoln Life & Annuity Flexible Variable Life Account JA-B: 033-77496; 811-08470

CG Variable Life Insurance Separate Account I: File No. 033-84426; 811-08780
CG Variable Life Insurance Separate Account II: File No. 033-89238; 811-08970
CG Variable Annuity Separate Account I:  033-90984; 811-09014
CG Variable Annuity Separate Account II:  033-83020; 811-08714
Variable Life B of Voya Retirement Insurance and Annuity Company: File No. 033-75248, 033-76004, 033-76018,
033-64277, 333-27337; 811-04536

Lincoln National Variable Annuity Fund A: File No. 002-26342, 002-25618; 811-01434
Lincoln National Variable Annuity Account C: 033-25990, 333-50817, 333-68842, 333-112927; 333-179107; 811-03214
Lincoln National Variable Annuity Account E: 033-26032; 811-04882
Lincoln National Variable Annuity Account H: 033-27783, 333-18419, 333-35780, 333-35784, 333-61592,
333-63505, 333-135219; 333-170695, 333-175888, 333-181615; 811-05721
Lincoln National Variable Annuity Account L: 333-04999, 333-187069, 333-187070, 333-187071, 333-187072; 333-198911; 333-198912; 333-198913; 333-198914; 811-07645
Lincoln Life Variable Annuity Account N: 333-40937, 333-36316, 333-36304, 333-61554, 333-135039,
333-138190, 333-149434; 333-170529; 333-170897; 333-172328; 333-174367; 333-181612; 333-186894; 333-193272; 333-193273; 333-193274; 811-08517
Lincoln Life Variable Annuity Account Q: 333-43373; 811-08569
Lincoln Life Variable Annuity Account T: 333-32402, 333-73532; 811-09855
Lincoln Life Variable Annuity Account W: 333-52572, 333-52568, 333-64208; 811-10231
Lincoln Life Variable Annuity Account JL-A: File No. 333-141888; 811-02188
Lincoln Life Variable Annuity Account JF-I: File No. 333-144276, 333-144277; 811-09779
Lincoln Life Variable Annuity Account JF-II: File No. 333-144278; 811-08374

Lincoln Life & Annuity Variable Annuity Account H: 333-141756, 333-141758, 333-141761, 333-141754,
333-141763, 333-141766, 333-171097; 333-176216; 333-181617; 811-08441
Lincoln Life & Annuity Variable Annuity Account L: 333-141755; 811-07785
Lincoln New York Account N for Variable Annuities: 333-141752, 333-141757, 333-141759, 333-141760,
 333-141762, 333-145531, 333-149449; 333-171096; 333-175691; 333-176213; 333-181616, 333-186895; 333-193276; 333-193277; 333-193278; 811-09763
First UNUM America Group VA I, VA II, VA III: 033-43763, 033-45845, 033-45850; 811-06455
UNUM America Group VA I, VA II, VA III: 033-47786, 033-45846, 033-45851; 811-05803

Commissioners: As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the above-referenced Separate Accounts, unit investment trusts, registered under the Act, mailed to contract owners a report containing financial statements and other applicable information (“Annual Report”) for the period ending December 31, 2015; for each of the management investment companies (the “Underlying Funds”) issuing securities held by the Account.  We understand that the Underlying Funds have filed or will file their Semi-Annual Reports with the Commission under separate cover.  If you have questions or comments, please contact me at (860) 466-1539.

Very truly yours,

/s/ John L. Reizian
John L. Reizian
Vice President and Associate General Counsel